Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable, net comprised the following:
	As of June 30,
	2025	2024
	$	$
Accounts receivable	7,454,419	9,689,905
Allowance for doubtful accounts	(353,763)	(226,925)
Total	7,100,656	9,462,980

Schedule of Allowance for Doubtful Accounts

Allowance for doubtful accounts, changes was as follows:

	For the years ended June 30,
	2025	2024	2023
	$	$	$
Beginning balance	226,925	70,345	186,909
Reversals	191,614	157,765	(116,846)
Write-offs	(68,003)	-	(3,653)
Foreign currency exchange effect	3,227	(1,185)	3,935
Ending balance	353,763	226,925	70,345

Schedule of Ageing Analysis of Accounts Receivable

As of the end of each fiscal year, the ageing analysis of accounts receivable, net of allowance for doubtful accounts, based on the invoice date is as follows:

	As of June 30,
	2025	2024
	$	$
Within 90 days	6,658,709	8,560,794
Between 91 and 180 days	410,001	742,822
Between 181 and 365 days	31,946	159,364
	7,100,656	9,462,980